Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Financial Instruments
Derivative Financial Instruments

Note 5.Derivative Financial Instruments

Accounting and reporting guidance for derivative instruments and hedging activities requires that an entity recognize derivatives as either assets or liabilities on the balance sheet and measure the instruments at fair value. Changes in the fair value of the derivative are to be recognized currently in earnings, unless specific hedge accounting criteria are met. The Partnership principally uses derivative instruments to hedge the commodity risk associated with its inventory and product purchases and sales and to hedge variable interest rates associated with the Partnership’s credit facilities.

The following table presents the volume of activity related to the Partnership’s derivative financial instruments at September 30, 2014:

	Units (1)	Unit of Measure
Futures Contracts
Long	23,796	Thousands of barrels
Short	(27,842)	Thousands of barrels

Natural Gas Contracts
Long	9,539	Thousands of decatherms
Short	(9,539)	Thousands of decatherms

Interest Rate Swaps	$200.0	Millions of U.S. dollars
Interest Rate Cap	$100.0	Millions of U.S. dollars

(1)

Number of open positions and gross notional amounts do not quantify risk or represent assets or liabilities of the Partnership, but are used in the calculation of daily cash settlements under the contracts.

Fair Value Hedges

The Partnership enters into futures contracts in the normal course of business to reduce the risk of loss of inventory value, which could result from fluctuations in market prices. These futures contracts are designated as fair value hedges against the inventory with specific futures contracts matched to specific barrels of inventory. As a result of the Partnership’s hedge designation on these transactions, the futures contracts are recorded on the Partnership’s consolidated balance sheet and marked to market through the use of independent markets based on the prevailing market prices of such instruments at the date of valuation. Likewise, the underlying inventory being hedged is also marked to market. Changes in the fair value of the futures contracts, as well as the change in the fair value of the hedged inventory, are recognized in the consolidated statement of income through cost of sales. These futures contracts are settled on a daily basis by the Partnership through brokerage margin accounts.

The Partnership’s futures contracts are settled daily; therefore, there was no corresponding asset or liability on the Partnership’s consolidated balance sheet related to these contracts at September 30, 2014 and December 31, 2013. These contracts remain open until their contract end date. The daily settlement of these futures contracts is accomplished through the use of brokerage margin deposit accounts.

The following table presents the hedge ineffectiveness from derivatives involved in fair value hedging relationships recognized in the Partnership’s consolidated statements of income for the three and nine months ended September 30, 2014 and 2013 (in thousands):

		Amount of Gain (Loss) Recognized in
		Income on Derivatives
	Location of Gain (Loss)	Three Months Ended		Nine Months Ended
Derivatives in Fair Value	Recognized in	September 30,		September 30,
Hedging Relationships	Income on Derivative	2014	2013	2014	2013

Futures contracts	Cost of sales	$29,470	$(4,348)	$52,050	$15,753

		Amount of Gain (Loss) Recognized in
		Income on Hedged Items
	Location of Gain (Loss)	Three Months Ended		Nine Months Ended
Hedged Items in Fair Value	Recognized in	September 30,		September 30,
Hedged Relationships	Income on Hedged Items	2014	2013	2014	2013

Inventories	Cost of sales	$(30,890)	$4,545	$(52,386)	$(15,033)

Cash Flow Hedges

The Partnership utilizes various interest rate derivative instruments to hedge variable interest rates on its debt. These derivative instruments are designated as cash flow hedges of the underlying debt. To the extent such hedges are effective, the changes in the fair value of the derivative instrument are reported as a component of other comprehensive income (loss) and reclassified into interest expense or interest income in the same period during which the hedged transaction affects earnings.

In October 2009, the Partnership executed an interest rate swap with a major financial institution. The swap, which became effective on May 16, 2011 and expires on May 16, 2016, is used to hedge the variability in interest payments due to changes in the one-month LIBOR swap curve with respect to $100.0 million of one-month LIBOR-based borrowings on the credit facility at a fixed rate of 3.93%.

In April 2011, the Partnership executed an interest rate cap with a major financial institution. The rate cap, which became effective on April 13, 2011 and expires on April 13, 2016, is used to hedge the variability in interest payments due to changes in the one-month LIBOR rate above 5.5% with respect to $100.0 million of one-month LIBOR-based borrowings on the credit facility.

In September 2013, the Partnership executed an interest rate swap with a major financial institution. The swap, which became effective on October 2, 2013 and expires on October 2, 2018, is used to hedge the variability in cash flows in monthly interest payments due to changes in the one-month LIBOR swap curve with respect to $100.0 million of one-month LIBOR-based borrowings on the credit facility at a fixed rate of 1.819%.

In the aggregate, these hedging instruments historically have hedged the variability in interest payments due to changes in the one-month LIBOR swap curve or rate with respect to $300.0 million of one-month LIBOR-based borrowings on the credit facility.

In June 2014 and as a result of the issuance of the Partnership’s $375.0 million aggregate principal amount of its 6.25% senior notes due 2022 (see Note 6), the Partnership determined that maintaining an excess of $300.0 million in principal of outstanding floating-rate debt is no longer probable. Therefore, the Partnership elected to de-designate its interest rate cap and discontinued the related hedge accounting for this instrument. Accordingly, at September 30, 2014, the Partnership had in place two interest rate swap agreements which are hedging $200.0 million of variable rate debt, both of which continue to be accounted for as cash flow hedges. The interest rate cap is not currently in a hedging relationship. Accordingly, all changes in the fair value of this instrument are recorded in earnings.

The following table presents the fair value of the Partnership’s derivative instruments involved in cash flow hedging relationships and their location in the Partnership’s consolidated balance sheets at September 30, 2014 and December 31, 2013 (in thousands):

		September 30,	December 31,
Derivatives Designated as		2014	2013
Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value

Asset derivatives
Interest rate cap (1)	Other assets	$ N/A	$25

Liability derivatives
Interest rate swaps	Other long-term liabilities	$6,927	$9,462

(1)	The interest rate cap agreement was de-designated as a cash flow hedge in June 2014.

The following table presents the amount of net gains and losses from derivatives involved in cash flow hedging relationships recognized in the Partnership’s consolidated statements of income and partners’ equity for the three and nine months ended September 30, 2014 and 2013 (in thousands):

			Recognized in Income				Recognized in Income
			on Derivatives				on Derivatives
	Amount of Gain (Loss)		(Ineffectiveness Portion		Amount of Gain (Loss)		(Ineffectiveness Portion
	Recognized in Other		and Amount Excluded		Recognized in Other		and Amount Excluded
	Comprehensive Income		from Effectiveness		Comprehensive Income		from Effectiveness
	on Derivatives		Testing)		on Derivatives		Testing)
Derivatives in	Three Months Ended		Three Months Ended		Nine Months Ended		Nine Months Ended
Cash Flow	September 30,		September 30,		September 30,		September 30,
Hedging Relationship	2014	2013	2014	2013	2014	2013	2014	2013

Interest rate collar	$—	$635	$—	$—	$—	$1,861	$—	$—
Interest rate swaps	1,824	(1,538)	—	—	2,535	701	—	—
Interest rate cap (1)	105	(42)	—	—	265	15	—	—
Total	$1,929	$(945)	$—	$—	$2,800	$2,577	$—	$—

(1)	The interest rate cap agreement was de-designated as a cash flow hedge in June 2014.

Ineffectiveness related to the interest rate swaps, collar and cap is recognized as interest expense and was immaterial for the three and nine months ended September 30, 2014 and 2013. In June 2014, the Partnership elected to de-designate its interest rate cap and discontinued hedge accounting. Except for the amortization of the prepaid interest rate caplets associated with the interest rate cap, totaling $96,000 and $273,000 for the three and nine months ended September 30, 2014, respectively, there were no amounts reclassified into earnings for the three and nine months ended September 30, 2014 and 2013 under these instruments. The change in the fair value of the interest rate cap following de-designation is reflected in earnings and was immaterial for the three months ended September 30, 2014.

As of September 30, 2014, the remaining unamortized prepaid interest rate caplets were $1.1 million and will be amortized over the remaining life of the interest rate cap which expires in April 2016.

Other Derivative Activity

The Partnership uses futures contracts, and occasionally swap agreements, to hedge its commodity exposure under forward fixed price purchase and sale commitments on its products and certain inventory of the Partnership. These derivatives are not designated by the Partnership as either fair value hedges or cash flow hedges. Rather, the forward fixed price purchase and sales commitments, which meet the definition of a derivative, are reflected in the Partnership’s consolidated balance sheet. The related futures contracts (and swaps, if applicable) are also reflected in the Partnership’s consolidated balance sheet, thereby creating an economic hedge. Changes in the fair value of the futures contracts (and swaps, if applicable), as well as offsetting gains or losses due to the change in the fair value of forward fixed price purchase and sale commitments, are recognized in the consolidated statement of income through cost of sales. These futures contracts are settled on a daily basis by the Partnership through brokerage margin accounts.

While the Partnership seeks to maintain a position that is substantially balanced within its product purchase activities, it may experience net unbalanced positions for short periods of time as a result of variances in daily sales and transportation and delivery schedules as well as other logistical issues inherent in the business, such as weather conditions. In connection with managing these positions, maintaining a constant presence in the marketplace and managing the futures market outlook for future anticipated inventories, which are necessary for its business, the Partnership engages in a controlled trading program for up to an aggregate of 250,000 barrels of products at any one point in time. Any derivatives not involved in a direct hedging activity are marked to market and recognized in the consolidated statement of income through cost of sales.

The Partnership also markets and sells natural gas by entering into forward purchase commitments for natural gas when it enters into arrangements for the forward sale commitment of product for physical delivery to third-party users. The Partnership reflects the fair value of forward fixed purchase and sales commitments in its consolidated balance sheet. Changes in the fair value of the forward fixed price purchase and sale commitments are recognized in the consolidated statement of income through cost of sales.

During the three and nine months ended September 30, 2014 and 2013, the Partnership entered into forward currency contracts to hedge certain foreign denominated (Canadian) product purchases. These forward contracts are not designated and are reflected in the consolidated balance sheets. Changes in the fair values of these forward currency contracts are reflected in cost of sales.

Similar to the futures contracts used by the Partnership to hedge its inventory, the Partnership uses future contracts to economically hedge forward purchase and sale contracts for which the Partnership does not take the normal purchase and sale exemption. Additionally, these futures contracts are settled daily and, accordingly, there was no corresponding asset or liability in the Partnership’s consolidated balance sheets related to these contracts at September 30, 2014 and December 31, 2013. These contracts remain open until their contract end date. The daily settlement of these futures contracts is accomplished through the use of brokerage margin deposit accounts.

The following table summarizes the derivatives not designated by the Partnership as either fair value hedges or cash flow hedges and their respective fair values and location in the Partnership’s consolidated balance sheets at September 30, 2014 and December 31, 2013 (in thousands):

			September 30,	December 31,
		Balance Sheet	2014	2013
Summary of Other Derivatives	Item Pertains to	Location	Fair Value	Fair Value

Asset Derivatives
Forward purchase commitments	Gasoline and Gasoline Blendstocks	(1)	$1,035	$14,119
	Distillates	(1)	2,219	2,232
	Crude Oil	(1)	3,546	13,693
	Propane	(1)	35	—
	Residual Oil	(1)	20	34
Total forward purchase commitments			6,855	30,078

Forward sales commitments	Gasoline and Gasoline Blendstocks	(1)	16,537	1,486
	Distillates	(1)	17,063	797
	Residual Oil	(1)	1,573	655
	Crude Oil	(1)	9,919	383
	Natural Gas	(1)	4,736	12,608
	Propane	(1)	438	—
Total forward sales commitments			50,266	15,929
Total fair value of forward fixed price contracts			$57,121	$46,007

Liability Derivatives
Forward purchase commitments	Gasoline and Gasoline Blendstocks	(2)	$9,019	$3,625
	Distillates	(2)	9,627	1,396
	Residual Oil	(2)	—	990
	Crude Oil	(2)	16,003	2,122
	Natural Gas	(2)	4,737	12,485
	Propane	(2)	331	—
Total forward purchase commitments			39,717	20,618

Forward sales commitments	Gasoline and Gasoline Blendstocks	(2)	77	10,709
	Distillates	(2)	109	3,809
	Crude Oil	(2)	15,842	3,061
	Propane	(2)	9	—
Total forward sales commitments			16,037	17,579
Total obligations on forward fixed price contracts and other derivatives			55,754	38,197

Foreign currency forward contract	Foreign Denominated Sales	(3)	—	16
Total liability derivatives			$55,754	$38,213

(1)	Fair value of forward fixed price contracts
(2)	Obligations on forward fixed price contracts
(3)	Accrued expenses and other current liabilities

The following table presents the amount of gains and losses from derivatives not involved in a fair value hedging relationship or in a hedging relationship recognized in the Partnership’s consolidated statements of income for the three and nine months ended September 30, 2014 and 2013 (in thousands):

		Amount of Gain (Loss)		Amount of Gain (Loss)
	Location of	Recognized in Income		Recognized in Income
	Gain (Loss)	on Derivatives		on Derivatives
	Recognized in	Three Months Ended		Nine Months Ended
Derivatives Not Designated as	Income on	September 30,		September 30,
Hedging Instruments	Derivatives	2014	2013	2014	2013

Product contracts	Cost of sales	$10,708	$4,576	$14,196	$8,223
Foreign currency contracts	Cost of sales	171	(437)	17	(203)
Total		$10,879	$4,139	$14,213	$8,020

The interest rate cap agreement was de-designated as a cash flow hedge in June 2014.  The amount of gain (loss) recognized in income was immaterial for the three and nine months ended September 30, 2014.

Credit Risk

The Partnership’s derivative financial instruments do not contain credit risk related to other contingent features that could cause accelerated payments when these financial instruments are in net liability positions.

The Partnership is exposed to credit loss in the event of nonperformance by counterparties of forward purchase and sale commitments, futures contracts and swap agreements, but the Partnership has no current reason to expect any material nonperformance by any of these counterparties.  Futures contracts, the primary derivative instrument utilized by the Partnership, are traded on regulated exchanges, greatly reducing potential credit risks.  The Partnership utilizes primarily three clearing brokers, all major financial institutions, for all New York Mercantile Exchange (“NYMEX”) and Chicago Mercantile Exchange (“CME”) derivative transactions and the right of offset exists.  Accordingly, the fair value of derivative instruments is presented on a net basis in the consolidated balance sheets.  Exposure on forward purchase and sale commitments and swap agreements is limited to the amount of the recorded fair value as of the balance sheet dates.

Note 4. Derivative Financial Instruments

        The following table presents the volume of activity related to the Partnership's derivative financial instruments at December 31, 2013:

	Units (1)	Unit of Measure
Futures Contracts
Long	13,411	Thousands of barrels
Short	(16,562)	Thousands of barrels
Natural Gas Contracts
Long	6,958	Thousands of decatherms
Short	(6,958)	Thousands of decatherms
Interest Rate Swaps	$200.0	Millions of U.S. dollars
Interest Rate Cap	$100.0	Millions of U.S. dollars
Foreign Currency Derivatives
Open Forward Exchange Contracts (2)	$21.9	Millions of Canadian dollars
	$20.6	Millions of U.S. dollars
(1)
Number of open positions and gross notional amounts do not quantify risk or represent assets or liabilities of the Partnership, but are used in the calculation of daily cash settlements under the contracts.

(2)
All-in forward rate Canadian dollars ("CAD") $1.0632 to USD $1.00.

  Fair Value Hedges

        The Partnership's futures contracts are settled daily; therefore, there was no corresponding asset or liability on the Partnership's consolidated balance sheet related to these contracts at December 31, 2013 and 2012. These contracts remain open until their contract end date. The daily settlement of these futures contracts is accomplished through the use of brokerage margin deposit accounts.

        The following table presents the hedge ineffectiveness from derivatives involved in fair value hedging relationships recognized in the Partnership's consolidated statements of income for the years ended December 31 (in thousands):

		Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss) Recognized in Income on Derivatives
Derivatives in Fair Value Hedging Relationships		2013	2012	2011
Futures contracts	Cost of sales	$(18,231)	$(105,405)	$(77,855)

		Amount of Gain (Loss) Recognized in Income on Hedged Items
	Location of Gain (Loss) Recognized in Income on Hedged Items
Hedged Items in Fair Value Hedged Relationships		2013	2012	2011
Inventories	Cost of sales	$17,949	$105,664	$78,166

  Cash Flow Hedges

        The following table presents the fair value of the Partnership's derivative instruments involved in cash flow hedging relationships and their location in the Partnership's consolidated balance sheets at December 31 (in thousands):

Derivatives Designated as Hedging Instruments	Balance Sheet Location	2013 Fair Value	2012 Fair Value
Asset derivatives
Interest rate cap	Other assets	$25	$35
Liability derivatives
Interest rate collar	Other long-term liabilities	$—	$1,868
Interest rate swaps	Other long-term liabilities	9,462	11,534

Total liability derivatives		$9,462	$13,402

        The following table presents the amount of net gains and losses from derivatives involved in cash flow hedging relationships recognized in the Partnership's consolidated statements of income and partners' equity for the years ended December 31 (in thousands):

	Amount of Gain (Loss) Recognized in Other Comprehensive Income on Derivatives			Recognized in Income on Derivatives (Ineffectiveness Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationship	2013	2012	2011	2013	2012	2011
Interest rate collar	$1,868	$1,949	$2,225	$—	$—	$—
Interest rate swaps	2,071	913	(5,151)	—	—	—
Interest rate cap	(9)	(271)	(1,113)	—	—	—

Total	$3,930	$2,591	$(4,039)	$—	$—	$—

        Ineffectiveness related to the interest rate collar and the interest rate swaps is recognized as interest expense and was immaterial for the years ended December 31, 2013, 2012 and 2011. The effective portion related to the interest rate collars that was originally reported in other comprehensive income and reclassified to earnings was $0, $2.5 million and $3.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. None of the effective portion related to the interest rate cap that was originally reported in other comprehensive income was reclassified into earnings for the years ended December 31, 2013, 2012 and 2011.

  Other Derivative Activity

        Similar to the futures contracts used by the Partnership to hedge its inventory the Partnership uses future contracts to economically hedge forward purchase and sale contracts for which the Partnership does not take the normal purchase and sale exemption. Additionally, these futures contracts are settled daily and, accordingly, there was no corresponding asset or liability in the Partnership's consolidated balance sheets related to these contracts at December 31, 2013 and 2012. These contracts remain open until their contract end date. The daily settlement of these futures contracts is accomplished through the use of brokerage margin deposit accounts.

        The following table summarizes the derivatives not designated by the Partnership as either fair value hedges or cash flow hedges and their respective fair values and location in the Partnership's consolidated balance sheets at December 31 (in thousands):

Summary of Other Derivatives	Item Pertains to	Balance Sheet Location	2013 Fair Value	2012 Fair Value
Asset Derivatives
Forward purchase commitments	Gasoline and Gasoline Blendstocks	(1)	$14,119	$131
	Distillates	(1)	2,232	—
	Residual Oil	(1)	34	285
	Crude Oil	(1)	13,693	15,127

Total forward purchase commitments			30,078	15,543
Forward sales commitments	Gasoline and Gasoline Blendstocks	(1)	1,486	30,928
	Distillates	(1)	797	—
	Residual Oil	(1)	655	—
	Crude Oil	(1)	383	—
	Natural Gas	(1)	12,608	1,591

Total forward sales commitments			15,929	32,519

Total forward fixed price contracts			46,007	48,062
Foreign currency forward contract	Foreign Denominated Sales	(2)	—	145

Total asset derivatives			$46,007	$48,207

Liability Derivatives
Forward purchase commitments	Gasoline and Gasoline Blendstocks	(3)	$3,625	$27,604
	Distillates	(3)	1,396	2,171
	Residual Oil	(3)	990	—
	Crude Oil	(3)	2,122	—
	Natural Gas	(3)	12,485	1,576

Total forward purchase commitments			20,618	31,351
Forward sales commitments	Gasoline and Gasoline Blendstocks	(3)	10,709	173
	Distillates	(3)	3,809	2,950
	Crude Oil	(3)	3,061	—

Total forward sales commitments			17,579	3,123

Total obligations on forward fixed price contracts			38,197	34,474
Foreign currency forward contract	Foreign Denominated Sales	(4)	16	—

Total liability derivatives			$38,213	$34,474

(1)
Fair value of forward fixed price contracts
(2)
Prepaid expenses and other current assets
(3)
Obligations on forward fixed price contracts
(4)
Accrued expenses and other current liabilities

        The following table presents the amount of gains and losses from derivatives not involved in a hedging relationship recognized in the Partnership's consolidated statements of income for the years ended December 31 (in thousands):

		Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments		2013	2012	2011
Product contracts	Cost of sales	$11,819	$17,164	$9,517
Foreign currency contracts	Cost of sales	(162)	145	—

Total		$11,657	$17,309	$9,517

  Credit Risk

        The Partnership's derivative financial instruments do not contain credit risk related to other contingent features that could cause accelerated payments when these financial instruments are in net liability positions.

        The Partnership is exposed to credit loss in the event of nonperformance by counterparties of forward purchase and sale commitments, futures contracts and swap agreements, but the Partnership has no current reason to expect any material nonperformance by any of these counterparties. Futures contracts, the primary derivative instrument utilized by the Partnership, are traded on regulated exchanges, greatly reducing potential credit risks. The Partnership utilizes primarily three clearing brokers, all major financial institutions, for all New York Mercantile Exchange ("NYMEX") and Chicago Mercantile Exchange ("CME") derivative transactions and the right of offset exists. Accordingly, the fair value of derivative instruments is presented on a net basis in the consolidated balance sheets. Exposure on forward purchase and sale commitments and swap agreements is limited to the amount of the recorded fair value as of the balance sheet dates.